Notes Payable - Schedule of Principal Maturities of Notes Payable (Details)	Jun. 30, 2018 USD ($)
Debt Disclosure [Abstract]
2018 (six months)	$ 2,886,675
2019	451,112
2020	104,435
2021	80,986
2022	43,935
Thereafter	67,854
Total	$ 3,634,997